Oil and Natural Gas Properties - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Exploratory well costs			$ 0	$ 0	$ 0
Pre-drilling costs from exploratory dry hole				0	1,300,000	$ 0
Amortization expense	$ 11,300,000	$ 7,400,000	$ 19,600,000	$ 36,000,000	$ 19,600,000	$ 0
Impaired expense	$ 0	$ 0